MAJOR CUSTOMERS AND MAJOR SUPPLIERS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
MAJOR CUSTOMERS AND MAJOR SUPPLIERS [Text Block]

NOTE 18 - MAJOR CUSTOMERS AND MAJOR VENDORS

The Company generated 35 percent and 76.2 percent of its revenues from five customers during the six months ended June 30, 2012 and 2011 respectively.

Longhai purchased all its steel billets directly or indirectly through vendors from Longhai Steel Group, a related party during 2012 and 2011.

NOTE 17 - MAJOR CUSTOMERS AND MAJOR SUPPLIERS

The Company generated 40% and 15.8% of its revenues from three customers during the years ended December 31, 2011 and 2010 respectively. The following table lists customers whose sales amount is above 10% of total sales.

Customer Name	Sales 2011	Percentage	Sales 2010	Percentage
Customer A	92,972,492	15%	49,176,417	10.3%
Customer B	76,088,946	13%	25,919,678	5.5%
Customer C	75,671,322	12%	-	-
Total	244,732,760	40%	75,096,095	15.8%

Advance from customer of these three companies accounted for 9.6%, 0.3% and 0 of total balance as of December 31, 2011. As of December 31, 2010, there were no advances from these companies.

Longhai purchased all its steel billets directly or indirectly through vendors from Longhai Steel Group, a related party during 2010 and 2011.